Divestiture (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Group's Income Statement Disclosures [Table Text Block]
The following table presents the results of operations for the disposal group, excluding the impairment and loss noted above:

	Years Ended December 31,
	2016	2015
	(Millions)
Income (loss) before income taxes of disposal group	$(98)	$17
Income (loss) before income taxes of disposal group attributable to The Williams Companies, Inc.	(95)	15